Related Party transactions - Summary of Total Costs of Key Management Personnel (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of key management personnel compensation [abstract]
Remuneration	R$ 32	R$ 25	R$ 19
Profit sharing (reversal)	1	(1)	2
Assistance benefits	2	2	1
Total	R$ 35	R$ 26	R$ 22